UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2022

Item 1. Reports to Stockholders.

(a)

ZEVENBERGEN GROWTH FUND

INVESTOR CLASS (ZVNBX)

INSTITUTIONAL CLASS (ZVNIX)

ZEVENBERGEN GENEA FUND

INVESTOR CLASS (ZVGNX)

INSTITUTIONAL CLASS (ZVGIX)

ANNUAL REPORT TO SHAREHOLDERS

JUNE 30, 2022

For the twelve months ending June 30, 2022 (Unaudited)

Dear Fellow Shareholders,

“No tree grows to the sky.” This Wall Street adage captures sobering hindsight of the Zevenbergen Funds’ performance over the past year, as a severe drawdown erased the euphoric sentiment for fast-growth, digital-oriented companies experienced in late calendar 2020-early 2021. Supply chain logjams, lingering coronavirus fears, and rising prospects for stimulus removal caused many investors to flee growth stocks for large cap technology “safe havens” in Q3 2021. Eagerness for “risky” companies remained tepid through Q4 2021 on concerns about stock valuations amid rising interest rates. To start 2022, conservative positioning reigned supreme while mounting Russia-Ukraine tensions, global trade sanctions, and surging commodity prices stoked recession speculation. In Q2 2022, 40-year high inflation readings further withered risk appetites and desire to own equities.

The Zevenbergen Funds absorbed the brunt of the dramatic rotation from securities perceived as “long duration” into more stable investments this fiscal year. The Zevenbergen Growth Fund Investor Share Class (ZVNBX) declined 56.8% and the Zevenbergen Genea Fund Investor Share Class (ZVGNX) fell 58.6%, both of which underperformed the Russell 3000® Growth Index, which fell 19.8%. We attribute the performance discrepancy to sector and security weighting differences that reflect our bias to own quickly growing businesses inside large, expanding markets, even though such stocks may display more volatility than established companies over short timeframes.

Zevenbergen Growth Fund:

Fund performance suffered from investments in technology (commerce enablement, social media) and consumer discretionary (eCommerce), along with relative underweighting in consumer staples and utilities. Performance contributors included health care (oncology biotechnology), energy (solar installations), and industrials (human capital management).

Contributors:

Seagen Inc. (SGEN):

Leading biotechnology company focused on cancer therapies with four commercialized products and a pipeline of novel treatments for unmet medical needs. Seagen’s strategy to maximize revenue from approved medicines (new use cases, broadening of eligible patient populations) contributed to strong product sales during the past twelve months. In addition to several commercial and developmental milestones, including regulatory approvals in the United States and Europe, the company announced a strategic collaboration with Sanofi to co-develop targeted therapies. We believe the company’s demonstrated sales execution and promising portfolio led health care behemoth Merck & Co., Inc. to express interest in acquiring Seagen following the end of Q2 2022.

Enphase Energy, Inc. (ENPH):

Global energy technology company supplying hardware and software to manage solar generation and storage on a single platform. Pioneer of the “micro-inverter” solar panel system, which provides performance advantages over legacy “string” methods, Enphase has benefitted from rising global demand for residential solar implementations and a growing certified installer network. The company intends to further empower its 1,300 installers in the U.S. through sales leads, system design software, and other services. Beyond robust demand trends, positive unit economics and financial discipline have supported Enphase’s increasing profitability and free cash flow generation.

Paylocity Holding Corp. (PCTY):

Payroll processing and human resources (HR) software company targeting small- and medium-sized organizations. Paylocity reported durable revenue momentum through a record-setting selling season, as business formations and labor hiring recovered from pandemic troughs. If the coronavirus crisis forced change in “front office” functions, such as sales and client service, the next wave of transformation could occur in business operation functions like HR, where Paylocity differentiates from incumbents with a modern, cloud-based service offering. In a tight labor market, companies should not overlook the strategic importance of streamlined human resources processes to improve employee engagement and help attract, onboard, and retain talent. With only single digit penetration of a business opportunity numbering six million U.S. companies, Paylocity has the potential to sustain above industry growth rates over the medium term.

Detractors:

Shopify Inc. (SHOP):

Founder-led commerce platform company experienced a vicious selloff, as investors questioned the company’s “sustainable” sales growth following a surge of volume during the height of in-person pandemic restrictions. Shopify reported four consecutive quarters of near or above 100% year-over-year revenue growth rates, which likely represented a pull-forward of eCommerce adoption, rather than a long-term acceleration. Management acknowledged the fluctuating macroeconomic environment but remained committed to reinvesting gross profit dollars back into the business. Some observers viewed its “pedal to the medal” approach as too aggressive given decelerating retail trends and rising cost of capital (the company is not yet profitable). Once past pandemic period comparisons, Shopify’s catering of merchants worldwide could help the company produce 20%+ annual revenue growth rates for the foreseeable future.

MercadoLibre, Inc. (MELI):

Founder-led eCommerce and financial technology company focused on Latin American markets delivered a record year in 2021. However, similar to Shopify Inc., the company faced challenging growth comparisons, along with uncertainty around consumer spending, competition, higher interest rates and inflation. Over time, we believe MercadoLibre’s product development across advertising, shipping, and credit supports greater spend by merchants and consumers on its platform, while larger scale and operational improvements bode well for future profit margins. Through its growing ecosystem, the company should continue to play a meaningful role in the rising presence of eCommerce in the region.

Snap Inc. (SNAP):

Founder-led social media and augmented reality tools company reported decelerating revenue growth related to retail supply chain woes, economic softness, and ad targeting problems (related to Apple Inc.’s changes to privacy settings on iOS devices). Encouragingly, Snap maintained user growth but demand for its ads inventory faltered. Compounding investor concerns, management attributed its subdued outlook and commentary to limited visibility into revenue trends. While the online ad industry has its share of near-term headwinds, Snap’s disappointing results evokes company-specific concerns about its business model and strategic execution, especially as competing platforms report faster user growth and deeper engagement.

Zevenbergen Genea Fund:

Fund performance declined from investments in technology (commerce enablement, social media) and industrials (financial technology), along with relative underweighting to energy and consumer staples. Performance contributors included individual securities in technology (software development, cybersecurity) and industrials (payments infrastructure).

Contributors:

GitLab Inc. (GTLB):

Founder-led software development and IT operations platform company, helping customers improve labor efficiency and reduce time-to-market for software applications. After an initial pop following its October 2021 public debut, shares encountered weakness alongside the broad selloff for shares of fast-growth, high-valuation companies. The Fund took advantage of the drawdown by establishing a position in June 2022 on the premise that favorable industry demand drivers (digital transformation initiatives, proliferation of software apps) and compelling product value should fuel new customer wins and larger deal sizes.

Tenable Holdings, Inc. (TENB):

Cybersecurity software company providing IT vulnerability assessments and management for its global customer base. As organizations accommodate more technology in their operations (hardware devices, software applications), the “surface area” for cyber breaches has expanded, leaving many IT departments without adequate visibility into security deficiencies. The “mission critical” importance of a robust cyber defense program can explain Tenable’s amassing of 40,000 organization customers around the world, including 60% of Fortune 500 and 40% of Global 2000 companies. We believe the company can sustain high revenue growth rates on healthy industry spend for cybersecurity solutions, product development investments, and strategic M&A.

Marqeta, Inc. (MQ):

Payments technology company providing the “building blocks” for modern debit and credit card issuance and processing. Through Marqeta’s cloud-based software infrastructure, companies, such as Doordash and Instacart, can create customized payment cards for their vendors and end customers, and authorize and settle transactions. The company has a significant relationship with Block, Inc., the company behind popular retail finance application Cash App, and works with other contemporary financial technology companies, including installment financing providers Affirm Holdings, Inc. and Klarna Bank AB. Industry analysis suggests consumer spend on digital innovation categories (e.g., ridesharing, grocery delivery) will increase over time; trends from which Marqeta should benefit.

Detractors:

Please see Growth Fund commentary for discussions on Shopify Inc. and Snap Inc.

Block, Inc. (SQ):

Founder-led commerce and consumer finance platform company serving merchants and individuals. Its vendor business, known as Seller, regained some footing as shoppers emerged from lockdowns. However, its consumer business, Cash App, a bright spot during pandemic restrictions, faced tough growth headwinds. Block broadened its offerings through the acquisition of installment finance company Afterpay Ltd., but, while the deal appeared strategically reasonable, investors were leery of the $29 billion price tag. Long term, Block’s “ecosystem of ecosystems” model could help the company take additional share of a near $200 billion global revenue opportunity across existing finance product lines.

Manager Perspective:

Like a metronome, investor psychology tends to swing between periods of fear (pessimism) and greed (optimism), and this cycle often influences annual asset class returns. Reflecting on the previous twelve months, we saw both extremes on full display. Excessive optimism catapulted shares of companies providing critical internet-enabled technologies and services to unprecedented heights. Then almost as quickly, economic concerns and “returns to normalcy” slammed psyches to the opposite extreme, revealed in sentiment indicators reaching 30-year lows and some of the worst relative underperformance in Zevenbergen Capital history. If the market can overshoot on glee, it can overshoot on gloom. When will the short-term tide shift back to our favor? Only through hindsight will we know; however, nothing has shaken our conviction in the relationship between long-term shareholder returns and company “fundamentals,” namely sales, profitability, and cash flow generation. Despite the disappointing performance this period, our focus remains on companies we believe can sustain fast growth rates, provide products and services that captivate and delight their customers, and offer compelling wealth creation potential for patient, forward-thinking investors.

In health and prosperity.

Zevenbergen Capital Investments Portfolio Management

Team

Brooke de Boutray, CFA, CIC

Joe Dennison, CFA

Leslie Tubbs, CFA, CIC

Anthony Zackery, CFA

Nancy Zevenbergen, CFA, CIC

Past performance is no guarantee of future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Russell 3000® Growth Index: A market capitalization weighted index based on the Russell 3000® Index. The Russell 3000® Growth Index includes companies that display signs of above average growth. The Index is used to provide a gauge of the performance of growth stocks in the U.S. One cannot invest directly in an index.

Mutual fund investing involves risk, including the loss of principal. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. Non-diversified funds may hold a significant percentage of their assets in the securities of fewer companies and therefore events affecting those companies have a greater impact on the funds than on a diversified fund. If the Funds invest in a few sectors they may have increased exposure to price movements of those sectors. Small and medium capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies.

Zevenbergen Growth Fund

Performance Summary

June 30, 2022 (Unaudited)

Comparison of a Hypothetical $50,000 Investment
in the Zevenbergen Growth Fund - Institutional Class
and Russell 3000® Growth Index

Investment Returns
For the Periods Ended June 30, 2022

	One Year	Three Year*	Five Year*	Since Inception*
Zevenbergen Growth Fund **
Investor Class	-56.79%	-0.94%	8.53%	9.40%
Institutional Class	-56.66%	-0.65%	8.82%	9.69%
Russell 3000® Growth Index	-19.78%	11.84%	13.63%	13.73%

*	Annualized.
**	Inception date on August 31, 2015.

Zevenbergen Genea Fund

Performance Summary

June 30, 2022 (Unaudited)

Comparison of a Hypothetical $50,000 Investment
in the Zevenbergen Genea Fund - Institutional Class
and Russell 3000® Growth Index

Investment Returns
For the Periods Ended June 30, 2022

	One Year	Three Year*	Five Year*	Since Inception*
Zevenbergen Genea Fund **
Investor Class	-58.60%***	0.34%	10.54%	13.27%
Institutional Class	-58.47%***	0.62%	10.78%	13.57%
Russell 3000® Growth Index	-19.78%	11.84%	13.63%	13.73%

*	Annualized.
**	Inception date on August 31, 2015.
***	Returns are based on unadjusted net asset values and differ from returns shown in Financial Highlights which include adjustments in accordance with GAAP.

Zevenbergen Growth Fund

Allocation of Portfolio Holdings

(Calculated as a percentage of Total Investments)

June 30, 2022 (Unaudited)

*	Short-Term Investments consist of amounts held in money market funds. The Fund strategy does not seek to hold large cash balances (more than 5% of total investments), and any significant cash holdings are typically due to trade settlement timing.

Zevenbergen Growth Fund

Schedule of Investments

As of June 30, 2022

Number of Shares		Value
	COMMON STOCKS ― 96.4%
	CONSUMER DISCRETIONARY ― 35.8%
27,930	Airbnb, Inc. (a)	$2,488,004
36,935	Amazon.com, Inc. (a)	3,922,866
5,800	MercadoLibre, Inc. (a)	3,693,846
4,000	Netflix, Inc. (a)	699,480
43,365	On Holding AG ― ADR (a)	767,127
10,500	Tesla, Inc. (a)	7,070,910
88,800	The Trade Desk, Inc. (a)	3,719,832
97,760	Uber Technologies, Inc. (a)	2,000,170
		24,362,235
	ENGERGY ― 2.9%
10,200	Enphase Energy, Inc. (a)	1,991,448

	FINANCIALS ― 3.0%
12,160	Coinbase Global, Inc. (a)	571,763
27,375	Silvergate Capital Corporation (a)	1,465,384
		2,037,147

	HEALTH CARE ― 9.2%
44,000	Exact Sciences Corporation (a)	1,733,160
11,000	Seagen Inc. (a)	1,946,340
21,100	Teladoc Health, Inc. (a)	700,731
9,635	Veeva Systems Inc. (a)	1,908,115
		6,288,346
	INDUSTRIALS ― 11.0%
19,915	Axon Enterprise, Inc. (a)	1,855,481
20,150	Bill.com Holdings, Inc. (a)	2,215,291
27,405	Block, Inc. (a)	1,684,311
9,850	Paylocity Holding Corporation (a)	1,718,037
		7,473,120
	REAL ESTATE ― 1.8%
38,725	Zillow Group, Inc. Class C (a)	1,229,519

	TECHNOLOGY ― 32.7%
9,280	CrowdStrike Holdings, Inc. (a)	1,564,237
62,775	DoubleVerify Holdings, Inc. (a)	1,423,109
54,165	Global-E Online Ltd. ― ADR (a)	1,092,508
2,550	MongoDB, Inc. (a)	661,725
20,560	NVIDIA Corporation	3,116,690
9,110	Okta, Inc. (a)	823,544
2,150	Palo Alto Networks, Inc. (a)	1,061,971

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Schedule of Investments (Continued)

As of June 30, 2022

Number of Shares		Value
	TECHNOLOGY ― 32.7% (Continued)
3,610	Sea Limited ― ADR (a)	$241,365
4,750	ServiceNow, Inc. (a)	2,258,720
92,085	Shopify Inc. ― ADR (a)	2,876,735
51,250	Snap Inc. (a)	672,913
15,910	Snowflake Inc. (a)	2,212,445
40,000	Sprout Social, Inc. (a)	2,322,800
11,290	Twilio Inc. (a)	946,215
27,650	Unity Software Inc. (a)	1,018,073
		22,293,050

	TOTAL COMMON STOCKS
	(Cost $75,749,117)	$65,674,865

	SHORT-TERM INVESTMENT ― 5.4%
3,676,966	First American U.S. Treasury Money Market Fund, Class Z, 0.80% (b)	3,676,966
	TOTAL SHORT-TERM INVESTMENT (Cost $3,676,966)	$3,676,966

	TOTAL INVESTMENTS ― 101.8% (Cost $79,426,083)	69,351,831
	Liabilities in Excess of Other Assets ― (1.8)%	(1,203,941)
	TOTAL NET ASSETS ― 100.0%	$68,147,890

ADR:	American Depositary Receipt.
(a):	Non Income Producing.
(b):	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of June 30, 2022.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Statement of Assets and Liabilities

June 30, 2022

Assets
Investments in securities, at value (cost $79,426,083)	$69,351,831
Dividend and interest receivable	3,183
Receivable for fund shares sold	369,267
Prepaid expenses	15,694
Total Assets	69,739,975

Liabilities
Payable for fund shares redeemed	166,947
Payable for securities purchased	1,236,173
Payable to Adviser	87,242
Shareholder service fees	14,697
Distribution fees - Investor Class	8,904
Accrued other expenses and other liabilities	78,122
Total Liabilities	1,592,085

Net Assets	$68,147,890

Components of Net Assets
Paid-in capital	$82,176,884
Total accumulated losses	(14,028,994)
Net Assets	$68,147,890

Investor Class:
Net assets	$11,267,602
Shares outstanding (unlimited number of shares authorized, no par value)	622,160
Net asset value, offering and redemption price per share *	$18.11

Institutional Class:
Net assets	$56,880,288
Shares outstanding (unlimited number of shares authorized, no par value)	3,083,159
Net asset value, offering and redemption price per share *	$18.45

* Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee (Note 9).

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Statement of Operations

For the Year Ended June 30, 2022

Investment Income
Dividends and interest income	$7,141

Expenses
Advisory fees	750,864
Administration fees (Note 3)	115,759
Shareholder servicing fees (Note 6)	107,588
Distribution fees - Investor Class	68,648
Registration fees	55,996
Transfer agent fees and expenses (Note 3)	52,031
Legal fees	25,135
Audit fees	15,116
Custody fees (Note 3)	14,586
Trustees’ fees	13,627
Compliance fees (Note 3)	12,829
Shareholder reporting fees	11,388
Miscellaneous expenses	6,613
Insurance fees	2,626
Total expenses	1,252,806
Expenses waived by the Adviser (Note 3)	(231,846)

Net Expenses	1,020,960

Net Investment Loss	(1,013,819)

Realized and Unrealized Loss on Investments
Net realized loss on investments	(3,552,743)
Change in unrealized appreciation (depreciation) on investments	(59,482,326)
Net Realized and Unrealized Loss on Investments	(63,035,069)

Net Decrease in Net Assets from Operations	$(64,048,888)

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Statements of Changes in Net Assets

Operations	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net investment loss	$(1,013,819)	$(1,068,662)
Net realized gain (loss) on investments	(3,552,743)	2,557,399
Net change in unrealized appreciation (depreciation) on investments	(59,482,326)	26,632,067
Net Increase/(Decrease) in Net Assets from Operations	(64,048,888)	28,120,804

Distributions to Shareholders From
Investor Class	(593,935)	(28,529)
Institutional Class	(1,367,646)	(44,887)
Total Distributions to Shareholders	(1,961,581)	(73,416)

Capital Transactions
Proceeds from shares sold
Investor Class	4,141,777	43,165,174
Institutional Class	41,838,718	52,153,468
Proceeds from shares reinvested
Investor Class	591,218	28,457
Institutional Class	1,349,601	44,273
Cost of shares redeemed
Investor Class	(16,000,404)	(30,756,770)
Institutional Class	(20,214,771)	(26,179,707)
Redemption fees
Investor Class	8,402	49,185
Institutional Class	19,151	80,175
Net Increase in Net Assets from Capital Share Transactions	11,733,692	38,584,255

Total Increase/(Decrease) in Net Assets	(54,276,777)	66,631,643

Net Assets
Beginning of year	122,424,667	55,793,024
End of year	$68,147,890	$122,424,667

Capital Shares Transactions
Investor Class
Shares sold	115,542	1,100,673
Shares reinvested	15,690	631
Shares redeemed	(455,982)	(790,935)
Net increase/(decrease) in shares outstanding	(324,750)	310,369

Institutional Class
Shares sold	1,739,048	1,321,445
Shares reinvested	35,219	968
Shares redeemed	(579,804)	(702,266)
Net increase in shares outstanding	1,194,463	620,147

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Financial Highlights

Investor Class

For a Capital Share Outstanding Throughout Each Year Presented:

	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
Net Asset Value, Beginning of Year	$42.74	$29.05	$19.00	$16.33	$12.27

Income (loss) from Investment Operations:
Net investment loss (1)	(0.46)	(0.49)	(0.27)	(0.20)	(0.17)
Net realized and unrealized gain/(loss) on investments	(23.44)	14.16	10.30	2.85	4.22
Total from Investment Operations	(23.90)	13.67	10.03	2.65	4.05

Less Distributions:
From net realized gain on investments	(0.74)	(0.03)	—	—	—

Redemption Fee Proceeds(1)	0.01	0.05	0.02	0.02	0.01

Net Asset Value, End of Year	$18.11	$42.74	$29.05	$19.00	$16.33

Total Return	-56.79%	47.22%	52.89%	16.35%	33.09%

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$11,268	$40,472	$18,492	$4,460	$1,292
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	1.55%	1.52%	2.14%	2.78%	3.63%
After fees waived and reimbursed by the Adviser	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-1.54%	-1.47%	-2.12%	-2.69%	-3.53%
After fees waived and reimbursed by the Adviser	-1.29%	-1.25%	-1.28%	-1.21%	-1.20%
Portfolio turnover rate (2)	55.60%	43.12%	38.74%	28.68%	31.12%

(1)	Per share amounts have been calculated using the average shares method
(2)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Financial Highlights

Institutional Class

For a Capital Share Outstanding Throughout Each Year Presented:

	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
Net Asset Value, Beginning of Year	$43.39	$29.40	$19.18	$16.45	$12.33

Income (loss) from Investment Operations:
Net investment loss (1)	(0.34)	(0.37)	(0.20)	(0.15)	(0.13)
Net realized and unrealized gain/(loss) on investments	(23.87)	14.34	10.40	2.87	4.24
Total from Investment Operations	(24.21)	13.97	10.20	2.72	4.11

Less Distributions:
From net realized gain on investments	(0.74)	(0.03)	—	—	—

Redemption Fee Proceeds(1)	0.01	0.05	0.02	0.01	0.01

Net Asset Value, End of Year	$18.45	$43.39	$29.40	$19.18	$16.45

Total Return	-56.66%	47.68%	53.28%	16.60%	33.41%

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$56,880	$81,953	$37,302	$14,686	$10,970
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	1.25%	1.22%	1.90%	2.52%	3.55%
After fees waived and reimbursed by the Adviser	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-1.24%	-1.17%	-1.88%	-2.43%	-3.45%
After fees waived and reimbursed by the Adviser	-0.99%	-0.95%	-0.98%	-0.91%	-0.90%
Portfolio turnover rate (2)	55.60%	43.12%	38.74%	28.68%	31.12%

(1)	Per share amounts have been calculated using the average shares method
(2)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Allocation of Portfolio Holdings

(Calculated as a percentage of Total Investments)

June 30, 2022 (Unaudited)

*	Short-Term Investments consist of amounts held in money market funds. The Fund strategy does not seek to hold large cash balances (more than 5% of total investments), and any significant cash holdings are typically due to trade settlement timing.

Zevenbergen Genea Fund

Schedule of Investments

As of June 30, 2022

Number of Shares		Value
	COMMON STOCKS ― 99.4%
	CONSUMER DISCRETIONARY ― 39.9%
27,852	Airbnb, Inc. (a)	$2,481,056
40,200	Amazon.com, Inc. (a)	4,269,642
6,750	MercadoLibre, Inc. (a)	4,298,872
6,150	Netflix, Inc. (a)	1,075,450
16,500	Rivian Automotive, Inc. (a)	424,710
12,250	Tesla, Inc. (a)	8,249,395
118,150	The Trade Desk, Inc. (a)	4,949,304
121,525	Uber Technologies, Inc. (a)	2,486,402
		28,234,831
	FINANCIALS ― 3.5%
14,500	Coinbase Global, Inc. (a)	681,790
33,370	Silvergate Capital Corporation (a)	1,786,296
		2,468,086
	HEALTH CARE ― 0.7%
62,100	Green Thumb Industries Inc. ― ADR (a)	496,800

	INDUSTRIALS ― 10.1%
38,300	Aspen Aerogels, Inc. (a)	378,404
24,830	Axon Enterprise, Inc. (a)	2,313,411
22,750	Bill.com Holdings, Inc. (a)	2,501,135
23,300	Block, Inc. (a)	1,432,018
65,535	Marqeta, Inc. (a)	531,489
		7,156,457
	REAL ESTATE ― 2.9%
64,000	Zillow Group, Inc. Class C (a)	2,032,000

	TECHNOLOGY ― 42.3%
53,900	Bumble Inc. (a)	1,517,285
10,150	CrowdStrike Holdings, Inc. (a)	1,710,884
17,460	Datadog, Inc. (a)	1,662,890
7,500	GitLab Inc. (a)	398,550
53,205	Global-E Online Ltd. ― ADR (a)	1,073,145
13,315	MongoDB, Inc. (a)	3,455,243
26,000	NVIDIA Corporation	3,941,340
11,735	Okta, Inc. (a)	1,060,844
47,591	Olo Inc. (a)	469,723
97,000	Shopify Inc. ― ADR (a)	3,030,280
99,100	Snap Inc. (a)	1,301,183
23,285	Snowflake Inc. (a)	3,238,012
56,025	Sprout Social, Inc. (a)	3,253,372
15,300	Tenable Holdings, Inc. (a)	694,773
12,000	Twilio Inc. (a)	1,005,720

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Schedule of Investments (Continued)

As of June 30, 2022

Number of Shares		Value
	TECHNOLOGY ― 42.3% (Continued)
27,000	Unity Software Inc. (a)	$994,140
10,000	Zoom Video Communications, Inc. (a)	1,079,700
		29,887,084
	TOTAL COMMON STOCKS
	(Cost $88,156,847)	$70,275,258

	SHORT-TERM INVESTMENT ― 0.7%
516,710	First American U.S. Treasury Money Market Fund, Class Z, 0.80% (b)	516,710
	TOTAL SHORT-TERM INVESTMENT (Cost $516,710)	$516,710

	TOTAL INVESTMENTS ― 100.1% (Cost $88,673,557)	70,791,968
	Liabilities in Excess of Other Assets ― (0.1)%	(82,922)
	TOTAL NET ASSETS ― 100.0%	$70,709,046

ADR:	American Depositary Receipt.
(a):	Non Income Producing.
(b):	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of June 30, 2022.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Statement of Assets and Liabilities

June 30, 2022

Assets
Investments in securities, at value (cost $88,673,557)	$70,791,968
Receivable for fund shares sold	334,408
Receivable for investments sold	1,583,115
Dividends and interest receivable	1,188
Prepaid expenses	16,908
Total Assets	72,727,587

Liabilities
Payable for fund shares redeemed	207,819
Payable for securities purchased	1,562,712
Payable to Adviser	88,669
Shareholder service fees	32,404
Distribution fees - Investor class	26,773
Accrued other expenses and other liabilities	100,164
Total Liabilities	2,018,541

Net Assets	$70,709,046

Components of Net Assets
Paid-in capital	$108,317,466
Total accumulated losses	(37,608,420)
Net Assets	$70,709,046

Investor Class:
Net assets	$32,527,936
Shares outstanding (unlimited number of shares authorized, no par value)	1,393,450
Net asset value, offering and redemption price per share *	$23.34

Institutional Class:
Net assets	$38,181,110
Shares outstanding (unlimited number of shares authorized, no par value)	1,606,726
Net asset value, offering and redemption price per share *	$23.76

* Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee (Note 9).

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Statement of Operations

For the Year Ended June 30, 2022

Investment Income
Dividends and interest income	$6,820

Expenses
Advisory fees	1,325,690
Shareholder servicing fees (Note 6)	206,728
Distribution fees - Investor Class	205,081
Administration fees (Note 3)	205,004
Registration fees	84,131
Transfer agent fees and expenses (Note 3)	64,797
Custody fees (Note 3)	39,688
Legal fees	23,095
Shareholder reporting fees	20,473
Audit fees	15,116
Trustees’ fees	14,118
Compliance fees (Note 3)	12,814
Miscellaneous expenses	7,034
Insurance fees	4,358
Total expenses	2,228,127
Expenses waived by the Adviser (Note 3)	(324,918)

Net Expenses	1,903,209

Net Investment Loss	(1,896,389)

Realized and Unrealized Loss on Investments
Net realized loss on investments	(15,654,021)
Change in unrealized appreciation (depreciation) on investments	(91,951,523)
Net Realized and Unrealized Loss on Investments	(107,605,544)

Net Decrease in Net Assets from Operations	$(109,501,933)

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Statements of Changes in Net Assets

Operations	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net investment loss	$(1,896,389)	$(1,926,699)
Net realized gain (loss) on investments	(15,654,021)	229,375
Net change in unrealized appreciation (depreciation) on investments	(91,951,523)	45,466,313
Net Increase/(Decrease) in Net Assets from Operations	(109,501,933)	43,768,989

Capital Transactions
Proceeds from shares sold
Investor Class	11,385,801	123,929,435
Institutional Class	29,654,439	93,591,974
Cost of shares redeemed
Investor Class	(46,468,920)	(61,416,630)
Institutional Class	(42,308,099)	(30,234,551)
Redemption fees
Investor Class	24,844	176,080
Institutional Class	25,284	140,670
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(47,686,651)	126,186,978

Total Increase/(Decrease) in Net Assets	(157,188,584)	169,955,967

Net Assets
Beginning of year	227,897,630	57,941,663
End of year	$70,709,046	$227,897,630

Capital Shares Transactions
Investor Class
Shares sold	232,676	2,373,277
Shares redeemed	(979,558)	(1,215,594)
Net increase/(decrease) in shares outstanding	(746,882)	1,157,683

Institutional Class
Shares sold	635,432	1,715,120
Shares redeemed	(901,184)	(588,952)
Net increase/(decrease) in shares outstanding	(265,752)	1,126,168

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Financial Highlights

Investor Class

For a Capital Share Outstanding Throughout Each Year Presented:

	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
Net Asset Value, Beginning of Year	$56.40	$33.34	$23.12	$20.77	$14.20

Gain (Loss) from Investment Operations:
Net investment loss (1)	(0.61)	(0.69)	(0.32)	(0.29)	(0.23)
Net realized and unrealized gain/(loss) on investments	(32.46)	23.65	10.53	2.68	6.79
Total Gain/(Loss) from Investment Operations	(33.07)	22.96	10.21	2.39	6.56

Less Distributions:
From net realized gain on investments	—	—	—	(0.06)	—

Redemption Fee Proceeds (1)	0.01	0.10	0.01	0.02	0.01

Net Asset Value, End of Year	$23.34	$56.40	$33.34	$23.12	$20.77

Total Return	-58.62%	69.17%	44.20%	11.72%	46.27%

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$32,528	$120,716	$32,763	$28,986	$12,633
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	1.49%	1.48%	1.98%	2.09%	3.35%
After fees waived and reimbursed by the Adviser	1.30%	1.37%	1.40%	1.40%	1.40%
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-1.49%	-1.47%	-1.96%	-2.04%	-3.27%
After fees waived and reimbursed by the Adviser	-1.30%	-1.36%	-1.38%	-1.35%	-1.32%
Portfolio turnover rate (2)	17.80%	32.40%	61.63%	35.25%	22.35%

(1)	Per share amounts have been calculated using the average shares method
(2)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Financial Highlights

Institutional Class

For a Capital Share Outstanding Throughout Each Year Presented:

	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
Net Asset Value, Beginning of Year	$57.24	$33.74	$23.33	$20.93	$14.30

Gain (Loss) from Investment Operations:
Net investment loss (1)	(0.47)	(0.54)	(0.25)	(0.22)	(0.18)
Net realized and unrealized gain/(loss) on investments	(33.02)	23.94	10.65	2.66	6.80
Total Gain/(Loss) from Investment Operations	(33.49)	23.40	10.40	2.44	6.62

Less Distributions:
From net realized gain on investments	—	—	—	(0.06)	—

Redemption Fee Proceeds (1)	0.01	0.10	0.01	0.02	0.01

Net Asset Value, End of Year	$23.76	$57.24	$33.74	$23.33	$20.93

Total Return	-58.49%	69.65%	44.62%	11.87%	46.36%

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$38,181	$107,182	$25,179	$16,312	$9,073
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	1.20%	1.18%	1.70%	1.80%	3.21%
After fees waived and reimbursed by the Adviser	1.00%	1.07%	1.10%	1.10%	1.10%
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-1.20%	-1.17%	-1.68%	-1.75%	-3.14%
After fees waived and reimbursed by the Adviser	-1.00%	-1.06%	-1.08%	-1.05%	-1.03%
Portfolio turnover rate (2)	17.80%	32.40%	61.63%	35.25%	22.35%

(1)	Per share amounts have been calculated using the average shares method
(2)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Funds

Notes to the Financial Statements

June 30, 2022

NOTE 1 – ORGANIZATION

Zevenbergen Growth Fund (the “Growth Fund”) and Zevenbergen Genea Fund (the “Genea Fund”; each a “Fund” collectively the “Funds”) are non-diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Zevenbergen Capital Investments LLC (the “Adviser”) serves as the investment manager to the Funds. The inception date of the Funds was August 31, 2015. The Funds’ investment objective is long-term capital appreciation.

Growth Fund and Genea Fund, each, currently offer two classes of shares, Institutional Class and Investor Class. Each share class represents an equal interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income, expenses (other than class specific), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

A. Securities Valuation

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad categories as defined below:

Level 1 -	Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Significant unobservable inputs, including the Funds’ own assumptions in determining fair value of investments.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.

Zevenbergen Funds

Notes to the Financial Statements (Continued)

June 30, 2022

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Funds’ investments in each category investment type as of June 30, 2022:

Growth Fund

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$65,674,865	$—	$—	$65,674,865
Short-Term Investments	3,676,966	—	—	3,676,966
Total Investments	$69,351,831	$—	$—	$69,351,831

Genea Fund

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$70,275,258	$—	$—	$70,275,258
Short-Term Investments	516,710	—	—	516,710
Total Investments	$70,791,968	$—	$—	$70,791,968

Please refer to the Schedule of Investments for further classification.

B. Concentration Risk

To the extent the investment strategy invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy. As of June 30, 2022, over 25% of each Fund’s assets were invested in securities within each of the consumer discretionary and technology sectors.

Consumer Discretionary. Changes in the domestic and international economies, interest rates, competition, consumer confidence, disposable household income, and consumer spending may affect companies in this sector.

Technology. Changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues may affect companies in this sector.

C. Security Transactions, Investment Income and Distributions

The Funds record security transactions based on trade date. Realized gains and losses on sales of securities are calculated by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex -dividend date, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D. Federal Income Taxes

The Funds have elected to be taxed as Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of their net taxable income to their shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions (if any) and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Zevenbergen Funds

Notes to the Financial Statements (Continued)

June 30, 2022

Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Trust entered into an agreement for the Adviser to furnish investment advisory services to the Funds. Under the terms of this agreement, Growth Fund and Genea Fund will pay the Adviser a monthly fee based on each Fund’s average daily net assets at the annual rate of 0.80%.

The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s operating expenses (excluding shareholder servicing fees, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, merger or reorganization-related expenses, portfolio transaction expenses, interest expense and dividends paid on short sales, and extraordinary expenses) to ensure they do not exceed, on an annual basis, the expense limitations, expressed as a percentage rate of the average daily net assets of each Fund, listed below. Waivers or reimbursements are calculated daily and settled monthly or quarterly in conjunction with each Fund’s payment of advisory fees.

Fund	Investor Class	Institutional Class
Growth Fund	1.15%	0.90%
Genea Fund	1.15%	0.90%

See Note 6 – Shareholder Servicing Plan for shareholder servicing fees charged in addition to fees outlined in this table.

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within three years if the class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. However, in no case will the Adviser recapture any amount that would result, on any particular business day of the Funds, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

At June 30, 2022, the expenses reimbursed to the Funds and contractual fees waived by the Adviser and subject to potential recapture by period were as follows:

Fiscal Year waived/reimbursed	Growth Fund	Genea Fund	Expiration
FYE June 30, 2020	230,107	236,776	June 30, 2023
FYE June 30, 2021	222,372	178,337	June 30, 2024
FYE June 30, 2022	231,846	324,918	June 30, 2025
	$684,325	$740,031

Zevenbergen Funds

Notes to the Financial Statements (Continued)

June 30, 2022

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, transfer agent, and provides compliance services to the Funds. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Funds’ custodian. For the year ended June 30, 2022, the Funds incurred the following expenses for administration and fund accounting, custody, transfer agent and compliance fees:

	Growth Fund	Genea Fund
Administration	$115,759	$205,004
Custody	14,586	39,688
Transfer Agency	52,031	64,797
Compliance Fees	12,829	12,814

At June 30, 2022, the Funds had payables due to Fund Services and its affiliates for administration and fund accounting, custody, transfer agent and compliance fees in the following amounts:

	Growth Fund	Genea Fund
Administration	$30,872	$46,974
Custody	1,152	1,456
Transfer Agency	16,300	18,118
Chief Compliance Officer	4,275	4,275

The above payable amounts are included in the Accrued other expenses and other liabilities line item in the Statement of Assets and Liabilities.

The Independent Trustees were paid $29,434 for their services to the Funds during the year ended June 30, 2022. No compensation is paid directly by the Funds to the Interested Trustee or officers of the Trust.

NOTE 4 – INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for each Fund for the year ended June 30, 2022, were as follows:

Growth Fund
Purchases	$60,161,183
Sales	$52,315,277

Genea Fund
Purchases	$29,119,994
Sales	$77,729,936

Zevenbergen Funds

Notes to the Financial Statements (Continued)

June 30, 2022

NOTE 5 – FEDERAL INCOME TAX INFORMATION

At June 30, 2022, the components of distributable earnings for income tax purposes were as follows:

	Growth Fund	Genea Fund

Cost of investments	$80,182,478	$88,961,366
Gross unrealized appreciation	13,856,586	20,973,045
Gross unrealized depreciation	(24,687,233)	(39,142,443)
Net unrealized depreciation on investments	(10,830,647)	(18,169,398)

Undistributed ordinary income	—	—
Undistributed long-term capital gains	—	—
Accumulated earnings	—	—

Capital loss carryforwards	(2,817,069)	(18,789,327)
Other book/tax temporary differences	(381,278)	(649,695)
Total accumulated losses	$(14,028,994)	$(37,608,420)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the tax deferral of losses on wash sales.

Zevenbergen Funds

Notes to the Financial Statements (Continued)

June 30, 2022

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2022, permanent differences, due to net operating losses, in book and tax accounting have been reclassified to capital and distributable earnings as follows:

	Distributable Earnings	Paid In Capital
Growth Fund	$1,279,203	$(1,279,203)
Genea Fund	$2,430,003	$(2,430,003)

The following table summarizes the characteristics of distributions paid during the year ended June 30, 2022:

	Short-Term Capital Gains	Long-Term Capital Gains	Total Distributions Paid
Growth Fund	$—	$1,961,581	$1,961,581
Genea Fund	$—	$—	$—

The following table summarizes the characteristics of distributions paid during the year ended June 30, 2021:

	Short-Term Capital Gains	Long-Term Capital Gains	Total Distributions Paid
Growth Fund	$—	$73,416	$73,416
Genea Fund	$—	$—	$—

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer into their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At June 30, 2022, the Funds deferred the following losses on a tax basis:

	Late Year Loss	Post October Loss
Growth Fund	$381,278	$—
Genea Fund	$649,695	$—

At June 30, 2022, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

	Capital Loss Carryforwards Not Subject to Expiration
	Short-Term	Long-Term	Total
Growth Fund	$2,817,069	$—	$2,817,069
Genea Fund	$16,117,379	$$2,671,948	18,789,327

Zevenbergen Funds

Notes to the Financial Statements (Continued)

June 30, 2022

NOTE 6 – SHAREHOLDER SERVICING PLAN

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate on average daily net assets as follows:

Fund	Investor Class	Institutional Class
Growth Fund	0.15%	0.10%
Genea Fund	0.15%	0.10%

The Shareholder Servicing Plan authorizes payment of a shareholder servicing fee to the financial intermediaries and other service providers who provide administrative and support services to Fund shareholders.

For the year ended June 30, 2022, class specific Shareholder Servicing fees were as follows:

Fund	Investor Class	Institutional Class
Growth Fund	$41,189	$66,399
Genea Fund	123,049	83,679

NOTE 7 – DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b -1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets of the Investor Class shares. For the year ended June 30, 2022, distribution fees incurred are disclosed on the Statement of Operations.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 9 – REDEMPTION FEES

Each Fund charges a 1.00% redemption fee on the redemption of Investor Class and Institutional Class shares held for 90 days or less. This fee (which is paid into the Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Please refer to Statements of Changes in Net Assets for fees recognized.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Trust for Advised Portfolios

and the Shareholders of Zevenbergen Growth Fund and Zevenbergen Genea Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Zevenbergen Growth Fund and Zevenbergen Genea Fund, each a series of shares of beneficial interest in Trust for Advised Portfolios (the “Funds”), including the schedules of investments, as of June 30, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two- year period then ended, the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Trust for Advised Portfolios since 2010.

Philadelphia, Pennsylvania

August 26, 2022

Zevenbergen Funds

Expense Example

June 30, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six month period and held for the entire six month period from January 1, 2022 to June 30, 2022 (the “six month period”).

Actual Expenses

The “Actual Fund Return” lines in the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses you paid over the six month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the corresponding line under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during the six month period.

Hypothetical Example for Comparison Purposes

The information in the table with the lines titled “Hypothetical 5% Return” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six month period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the lines titled “Hypothetical 5% Return” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

Expenses Paid During the Six Month Period

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Six Month Period (1)
Growth Fund
Investor Class
Actual Fund Return	$1,000.00	$475.70	1.30%	$4.76
Hypothetical 5% Return	$1,000.00	$1,018.35	1.30%	$6.51

Institutional Class
Actual Fund Return	$1,000.00	$476.50	1.00%	$3.66
Hypothetical 5% Return	$1,000.00	$1,019.84	1.00%	$5.01

Genea Fund
Investor Class
Actual Fund Return	$1,000.00	$449.20	1.30%	$4.67
Hypothetical 5% Return	$1,000.00	$1,018.35	1.30%	$6.51

Institutional Class
Actual Fund Return	$1,000.00	$449.90	1.00%	$3.59
Hypothetical 5% Return	$1,000.00	$1,019.84	1.00%	$5.01
(1)	Expenses are equal to each of the Funds’ annualized expense ratio as indicated, multiplied by the average account value over the six month period, multiplied by 181/365 (to reflect the “six month period”)

Zevenbergen Funds

Additional Information

June 30, 2022 (Unaudited)

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Form Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800- SEC-0330.

The Funds also make this schedule of portfolio holdings available on the Funds’ website within sixty days of each quarter end noted at www.zci.com/funds/.

Proxy Voting

You may obtain a description of the Funds’ proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-844-986-2746 or on the EDGAR Database on the SEC’s website at www.sec.gov. The Funds file their proxy voting records annually as of June 30, with the SEC on Form N-PX. The Funds’ Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Shareholder Tax Information

For the fiscal year ended June 30, 2022, certain dividends paid by the Funds may be taxable to Fund shareholders at a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Growth Fund	0.00%
Genea Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2022, was as follows:

Growth Fund	0.00%
Genea Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

Growth Fund	0.00%
Genea Fund	0.00%

Zevenbergen Funds

Additional Information (Continued)

June 30, 2022 (Unaudited)

Statement Regarding Liquidity Risk Management Program

Each Fund has adopted a liquidity risk management program. The Funds’ Board has designated a Liquidity Risk Committee (“Committee”) of the Adviser to serve as the administrator of the program. The Committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the Committee.

Under the program, the Committee manages each Fund’s liquidity risk, which is the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in a Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means.

The Funds’ Board reviewed a report prepared by the Committee regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No liquidity events impacting either of the Funds were noted in the report. In addition, the Committee provided its assessment that the program had been effective in managing each Fund’s liquidity risk.

Zevenbergen Funds

Trustees and Officer Information (Unaudited)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships(3) Held During Past 5 Years by Trustee
Independent Trustees(4)
John Chrystal 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2011	Retired.	2	The Bancorp, Inc. (2013 to present); Insurance Acquisition Corp II (2020 to present); Regatta Loan Management LLC (2015 to present).
Harry E. Resis 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1945	Trustee	Since 2012	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors	2	None
Brian S. Ferrie 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2020	Chief Compliance Officer, Treasurer, The Jensen Quality Growth Fund (2004 to 2020); Treasurer, Jensen Investment Management (2003 to 2020)	2	None
Wan-Chong Kung 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1960	Trustee	Since 2020	Senior Fund Manager, Nuveen Asset Management (FAF Advisors/First American Funds) (2011 to 2019)	2	None
Interested Trustee(5)
Christopher E. Kashmerick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1974	Trustee, Chairman, President and Principal Executive Officer	Trustee since 2018; Chairman since 2018;, President and Principal Executive Officer since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)	2	None

Zevenbergen Funds

Trustees and Officer Information (Unaudited) (Continued)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Kavin Tedamrongwanish 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1987	Vice President, Chief Compliance Officer and AML Officer	Since 2022	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2019 to present); Regulatory Compliance Manager (2017 to 2019); Associate Attorney, Goldstein & McClintock LLLP (2014 to 2017)
Russell B. Simon 615 E. Michigan Street Milwaukee, WI 53202 Year of birth:1980	Treasurer and Principal Financial Officer	Since 2014	Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)
Scott A. Resnick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1983	Secretary	Since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018 - present); Associate, Legal & Compliance, PIMCO (2012-2018)

(1)	Each Trustee serves an indefinite term; however, under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 75 (this policy does not apply to any Trustee serving at the time the policy was adopted). Each officer serves an indefinite term until the election of a successor.

(2)	The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

(3)	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(5)	Mr. Kashmerick is an “interested person” of the Trust as defined by the 1940 Act. Mr. Kashmerick is an interested Trustee of the Trust by virtue of the fact that he is an interested person of U.S. Bancorp Fund Services, LLC, the Funds’ administrator, fund accountant, and transfer agent.

The Funds’ Statement of Additional Information (“SAI”) includes information about the Funds’ Trustees and is available without charge, upon request, by calling 1-844-986-2746.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Zevenbergen Capital Investments LLC
601 Union Street, Suite 4600
Seattle, Washington 98101

Distributor
Quasar Distributors, LLC
111 East Kilbourn Ave. Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, Pennsylvania 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(1)	File: A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John Chrystal, Harry E. Resis and Brian Ferrie are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Zevenbergen Growth Fund
	FYE 06/30/2022	FYE 06/30/2021
( a ) Audit Fees	$13,650	$13,400
( b ) Audit-Related Fees	None	None
( c ) Tax Fees	$3,000	$2,100
( d ) All Other Fees	None	None

Zevenbergen Genea Fund
	FYE 06/30/2022	FYE 06/30/2021
( a ) Audit Fees	$13,650	$13,400
( b ) Audit-Related Fees	None	None
( c ) Tax Fees	$3,000	$2,100
( d ) All Other Fees	None	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Zevenbergen Growth Fund
	FYE 06/31/2022	FYE 06/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Zevenbergen Genea Fund
	FYE 06/31/2022	FYE 06/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Zevenbergen Growth Fund
Non-Audit Related Fees	FYE 06/30/2022	FYE 06/3/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Zevenbergen Genea Fund
Non-Audit Related Fees	FYE 06/30/2022	FYE 06/3/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i)  Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Russell B. Simon
                    Russell B. Simon, President

Date        9/7/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
                    Russell B. Simon, President

Date        9/7/2022

By /s/ Eric T. McCormick
                   Eric T. McCormick, Treasurer

Date        9/7/2022